Exhibit 99.1

Helios Issuer, LLC

Solar Asset Backed Notes, Series 2017-1

Sample Host Customer Solar Asset and Initial Hedged SREC Solar Asset Agreed-Upon Procedures

Report To:

Sunnova Energy Corporation

Helios Depositor, LLC

Credit Suisse Securities (USA) LLC

13 March 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation

Helios Depositor, LLC

20 East Greenway Plaza #475

Houston, Texas 77046

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	Helios Issuer, LLC

Solar Asset Backed Notes, Series 2017-1 (the “Notes”)

Sample Host Customer Solar Asset and Initial Hedged SREC Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Helios Depositor, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a portfolio of (i) photovoltaic systems installed on residential properties (the “Host Customer Solar Assets”) and (ii) solar renewable energy certificates generated by photovoltaic systems (the “Hedged SREC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Helios Issuer, LLC Solar Asset Backed Notes, Series 2017-1 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Sunnova Energy Corporation (the “Originator”), on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “E&Y Securitization Tape 2017.02.06.xlsx” and the corresponding record layout and decode information (the “Sample Data File”) that the Originator, on behalf of the Depositor, indicated contains information as of 30 November 2016 (the “Preliminary Cut-Off Date”) on 300 photovoltaic systems installed on residential properties (the “Sample Host Customer Solar Assets”) that are expected to be representative of the Host Customer Solar Assets and

ii.	Labeled “E&Y SREC Hedge Tape 2017.02.08.xlsx” and the corresponding record layout and decode information (the “Initial Hedged SREC Data File,” together with the Sample Data File, the “Provided Data Files”) that the Originator, on behalf of the Depositor, indicated contains information as of the Preliminary Cut-Off Date relating to certain solar renewable energy certificates (the “Initial Hedged SREC Solar Assets”) that are expected to be representative of the Hedged SREC Solar Assets,

b.	Imaged copies of:

i.	The customer lease agreement, power purchase agreement and amendment and/or change order thereto (collectively and as applicable, the “Agreement”),

ii.	The work order and amendment and/or change order thereto (collectively and as applicable, the “Work Order”),

iii.	Certain printed system screen shots from the Originator’s servicing system (the “System Screen Shots”),

iv.	The PBI source documents (as applicable, the “PBI Source Documents”) and

v.	The SREC source document (as applicable, the “SREC Source Document,” together with the Agreement, Work Order, System Screen Shots and PBI Source Documents, the “Source Documents”),

relating to each Sample Host Customer Solar Asset,

c.	Certain schedules that the Originator, on behalf of the Depositor, indicated contain information relating to the:

i.	County (the “Geographic Schedule”),

ii.	First payment date (the “First Payment Date Schedule”) and

iii.	Payment type (ACH) (the “Payment Type Schedule,” together with the Geographic Schedule, First Payment Date Schedule and Source Documents, the “Sources”)

of each Sample Host Customer Solar Asset,

d.	Imaged copies of the agreement for the purchase and sale of renewable energy certificates or related agreement (collectively and as applicable, the “Hedged SREC Agreements”) relating to each Initial Hedged SREC Solar Asset,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which are shown on Exhibit 1 to Attachment A,

f.	The Hedged SREC Characteristics (as defined in Attachment A) and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Host Customer Solar Assets on the Sample Data File were selected by the Originator, on behalf of the Depositor. The Originator, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Host Customer Solar Assets or the selection criteria they used to select the Sample Host Customer Solar Assets. For the purpose of the procedures described in this report, the 300 Sample Host Customer Solar Assets selected by the Originator, on behalf of the Depositor, are referred to as Sample Host Customer Solar Assets Numbers 1 through 300.

The procedures included in Attachment A were limited to observing, comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sources, Hedged SREC Agreements, Sample Characteristics, Hedged SREC Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Sample Data File or Initial Hedged SREC Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Hedged SREC Agreements or any other information provided to us by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Host Customer Solar Assets, Initial Hedged SREC Solar Assets or Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Assets,

iii.	Whether the originator of the Solar Assets complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 March 2017

Attachment A

Procedures performed and our associated findings

1.	For each Sample Host Customer Solar Asset, we:

a.	Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed the existence of an SREC Source Document for each Sample Host Customer Solar Asset with an SREC certified? value of “yes,” as shown on the Sample Data File.

2.	For each Initial Hedged SREC Solar Asset, we compared the:

a.	Hedged SREC counterparty,

b.	State,

c.	Quantity (MWh) and

d.	Price ($/MWh)

(collectively, the “Hedged SREC Characteristics”) for each reporting year, all as shown on the Initial Hedged SREC Data File, to the corresponding information located on the related Hedged SREC Agreement, subject to the instruction provided by the Originator, on behalf of the Depositor, that is stated in the succeeding paragraph of this Item 2. All such compared information was in agreement.

For the purpose of comparing the hedged SREC counterparty Hedged SREC Characteristic, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Data
Sample Characteristic	File Field Name	Source(s)	Note(s)

System ID	System ID	Agreement	i.

Installation city	City	Agreement	ii.

Installation state	State	Agreement

Installation zip code	Zip Code	Agreement

County	County	Agreement and Geographic Schedule	iii.

Contract type	Contract Type	Agreement	iv.

Original term (months)	Term (months)	Agreement

Payment frequency	Payment Frequency	Agreement

Year 1 monthly payment	Recurring Payment	Agreement	v.

Year 1 solar rate	Solar Rate	Agreement	vi., vii.

Annual escalator	Payment Escalator	(a) Agreement or (b) Agreement and recalculation	viii.

Year 1 production revenue (kWh)	Year 1 Production Revenue	System Screen Shots	ix.

Year 1 guaranteed production (kWh)	Year 1 Guaranteed Production	(a) Agreement or Work Order or (b) System Screen Shots and recalculation	x., xi.

Year 1 performance production (kWh)	Year 1 Performance Production	(a) System Screen Shots, (b) System Screen Shots and recalculation or (C) Agreement and recalculation	xii.

Partner account	Partner Account	Agreement or System Screen Shots	xiii.

FICO score	FICO	System Screen Shots	xiv.

InService date	InService Date	System Screen Shots

Exhibit 1 to Attachment A

Sample Data
Sample Characteristic	File Field Name	Source(s)	Note(s)

PBI rate	PBI Term (Months)	PBI Source Documents	xv.

PBI term (months)	PBI Rate ($ / kWh)	PBI Source Documents	xv.

First payment date	First Payment Month	First Payment Date Schedule

Last payment date	Last Payment Month	Agreement, First Payment Date Schedule and recalculation	xvi.

Number of payments made (months)	# of Payments Made	First Payment Date Schedule and recalculation	xvii.

Remaining contract term (months)	Remaining Contract Term as of 11/30/2016 (months)	Agreement and recalculation	xviii.

System size (kW DC)	System Size	Work Order or System Screen Shots	xix.

Utility name	Utility	Work Order or System Screen Shots	xix.

Panel manufacturer	Panel Manufacturer	Work Order	ii.

Inverter manufacturer	Inverter Manufacturer	Work Order	ii.

Inverter type	Inverter Type	Work Order	xx.

Committed capital	Committed Capital	Work Order and recalculation	xxi.

Payment type (ACH)	Payment Type	Payment Type Schedule

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the installation city, panel manufacturer and inverter manufacturer Sample Characteristics for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

iii.	For the purpose of comparing the county Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the county, as shown on the Geographic Schedule, corresponding to the installation zip code, as shown on the Agreement.

iv.	For the purpose of comparing the contract type Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement in accordance with the decode table that is shown below:

Sample Data File Value	Agreement Value
Lease	Lease
PPA	PPA
PPA-EZ	PPA

v.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 1 monthly payment Sample Characteristic for Sample Host Customer Solar Assets with a contract type of “PPA” or “PPA-EZ,” as shown on the Sample Data File (the “Sample PPA Solar Assets”).

vi.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 1 solar rate Sample Characteristic for Sample Host Customer Solar Assets with a contract type of “Lease,” as shown on the Sample Data File (the “Sample Lease Solar Assets”).

vii.	For the purpose of comparing the year 1 solar rate Sample Characteristic for each Sample PPA Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the first year solar rate if paid by ACH, as shown on the Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the annual escalator Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the Agreement as the Source for each Sample PPA Solar Asset and

b.	Recalculate the annual escalator for each Sample Lease Solar Asset by:

(1)	Subtracting the:

(i)	Year 1 monthly payment from

(ii)	Year 2 monthly payment,

both	as shown on the Agreement,

(2)	Dividing the result obtained in (1) above by the year 1 monthly payment, as shown on the Agreement,

(3)	Multiplying the result obtained in (2) above by 100 and

(4)	Rounding the result obtained in (3) above to the first decimal place (XX.X).

ix.	For the purpose of comparing the year 1 production revenue (kWh) Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the:

(1)	Production revenue year 1, as shown on the System Screen Shots, or

(2)	Year 1 estimated production, as shown on the System Screen Shots, if the production revenue year 1, as shown on the System Screen Shots, was <blank>

and

b.	Ignore differences of +/- 1.00 kWh or less.

x.	We were instructed by the Originator, on behalf of the Depositor, not to compare the year 1 guaranteed production (kWh) Sample Characteristic for the Sample PPA Solar Assets.

xi.	For the purpose of comparing the year 1 guaranteed production (kWh) Sample Characteristic for each Sample Lease Solar Asset (except for Sample Host Customer Solar Asset Number 13), the Originator, on behalf of the Depositor, instructed us to:

a.	Note agreement if the information on the Sample Data File agreed with the corresponding information on the Agreement or Work Order and

b.	Ignore differences of +/- 1.00 kWh or less.

We performed no procedures to reconcile any differences that may exist between the Agreement and Work Order for the year 1 guaranteed production (kWh).

Exhibit 1 to Attachment A

Notes: (continued)

xi.	(continued)

For the purpose of comparing the year 1 guaranteed production (kWh) Sample Characteristic for Sample Host Customer Solar Asset Number 13, the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the year 1 guaranteed production (kWh) by:

(1)	Dividing:

(i)	The year 1 production revenue (kWh), as shown on the System Screen Shots (and in accordance with note ix. above), by

(ii)	1.05 and

(2)	Rounding the result obtained in (1) above to the nearest integer

and

b.	Ignore differences of +/- 1.00 kWh or less.

xii.	For the purpose of comparing the year 1 performance production (kWh) Sample Characteristic for each Sample PPA Solar Asset, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the year 1 production revenue (kWh), as shown on the System Screen Shots (and in accordance with note ix. above), and

b.	Ignore differences of +/- 1.00 kWh or less.

For the purpose of comparing the year 1 performance production (kWh) Sample Characteristic for each Sample Lease Solar Asset, (except for Sample Host Customer Solar Asset Number 296), the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the year 1 performance production (kWh) by dividing:

(1)	The year 1 production revenue (kWh), as shown on the System Screen Shots (and in accordance with note ix. above), by

(2)	1.05

and

b.	Ignore differences of +/- 1.00 kWh or less.

For the purpose of comparing the year 1 performance production (kWh) Sample Characteristic for Sample Host Customer Solar Asset Number 296, the Originator, on behalf of the Depositor, instructed us to:

a.	Recalculate the year 1 performance production (kWh) by dividing:

(1)	The year 1 guaranteed production (kWh), as shown on the Agreement, by

(2)	0.80

and

b.	Ignore differences of +/- 1.00 kWh or less.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the partner account Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 66, 101 and 161), the Originator, on behalf of the Depositor, instructed us to:

a.	Use the Agreement as the Source and

b.	Ignore differences due to abbreviations, truncations and spelling errors.

For the purpose of comparing the partner account Sample Characteristic for Sample Host Customer Solar Asset Numbers 66, 101 and 161, the Originator, on behalf of the Depositor, instructed us to:

a.	Use the System Screen Shots as the Source and

b.	Ignore differences due to abbreviations, truncations and spelling errors.

xiv.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the information on the Sample Data File agreed to any of the corresponding information on the System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information on the System Screen Shots for the FICO score.

xv.	We were instructed by the Originator, on behalf of the Depositor, not to compare the PBI rate and PBI term (months) Sample Characteristics for Sample Host Customer Solar Assets with a PBI rate and PBI term (months) of “<blank>,” as shown on the Sample Data File.

xvi.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:

a.	Number of months resulting from subtracting:

(1)	1 from the

(2)	Original term (months), as shown on the Agreement,

to

b.	First payment date, as shown on the First Payment Date Schedule.

xvii.	For the purpose of comparing the number of payments made (months) Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:

a.	Calculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the:

(1)	First payment date, as shown on the First Payment Date Schedule, and

(2)	Preliminary Cut-Off Date,

b.	Dividing the result obtained in a. above by 30,

c.	Adding 1 to the result obtained in b. above and

d.	Rounding the result obtained in c. above down to the nearest integer.

Exhibit 1 to Attachment A

Notes: (continued)

xviii.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:

a.	Number of payments made (months), as recalculated in note xvii. above, from

b.	Original term (months), as shown on the Agreement.

xix.	For the purpose of comparing the system size (kW DC) and utility name Sample Characteristics for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Number 25), the Originator, on behalf of the Depositor, instructed us to use the Work Order as the Source.

For the purpose of comparing the system size (kW DC) and utility name Sample Characteristics for Sample Host Customer Solar Asset Number 25, the Originator, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source.

xx.	For the purpose of comparing the inverter type Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the inverter type corresponding to the inverter manufacturer, as shown on the Work Order, in accordance with the decode table that is shown below:

Inverter Manufacturer	Inverter Type
Enphase Energy	Micro
Fronius USA	String
Power-One	String
SMA America	String
SolarEdge	String + DC Optimizer

xxi.	For the purpose of comparing the committed capital Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the committed capital by subtracting the:

a.	Incentives (rebate) amount, if applicable, from

b.	Contract Amount ($),

both as shown on the Work Order.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Host Customer Solar Asset Number	Sample Characteristic	Sample Data File Value	Source Value

256	Year 1 production revenue (kWh)	8,979 kWh	12,464 kWh
	Year 1 performance production (kWh)	8,979 kWh	12,464 kWh